Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

7. Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. The number of dilutive shares excluded from this calculation because of their anti-dilutive effect for stock options is 343,478 and 475,701 for the three months ended March 31, 2012 and 2011.